UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)

Certificates of Deposit (13.7%)
International Banks (13.7%)
Credit Industriel et Commercial
0.59%, 9/17/10	$115,000	$115,000
KBC Bank N.V.
0.50%, 8/6/10	120,000	120,000
Royal Bank of Scotland
0.39%, 8/2/10	160,000	160,000
Skandinaviska Enskilda
0.42%, 8/16/10	120,000	120,000
Total Certificates of Deposit (Cost $515,000)		515,000

Commercial Paper (15.5%)
Asset Backed - Consumer Loans (1.7%)
Amsterdam FDG Corp.
0.23%, 8/2/10 (a)(b)	63,981	63,981
		63,981
International Banks (13.8%)
Banque et Caisse
0.45%, 10/13/10 (a)	50,000	49,955
BPCE S.A.,
0.61%, 10/18/10 (a)(b)	25,000	24,968
0.63%, 12/9/10 (a)(b)	65,000	64,854
0.65%, 11/12/10 (a)(b)	80,000	79,854
NRW .Bank
0.50%, 10/18/10 (a)(b)	125,000	124,867
Skandinaviska Enskilda
0.37%, 8/26/10 (a)(b)	40,000	39,990
Societe Generale N.A., Inc.
0.24%, 8/2/10 (a)	25,000	25,000
UBS Finance
0.49%, 8/10/10 (a)	110,000	109,987
		519,475
Total Commercial Paper (Cost $583,456)		583,456

Floating Rate Notes (17.5%)
International Banks (11.9%)
Barclays Bank PLC
0.53%, 10/19/10	105,000	105,000
BNP Paribas
0.54%, 9/8/10	65,000	65,000
Lloyds TSB Bank PLC
0.50%, 10/29/10	140,000	140,000
Societe Generale N.A., Inc.,
1.05%, 8/5/10	91,000	91,000
0.69%, 9/22/10	45,000	45,000
		446,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (5.6%)
Federal Home Loan Bank,
0.24%, 8/8/10	$189,000	$188,978
0.27%, 8/18/10	20,000	19,998
		208,976
Total Floating Rate Notes (Cost $654,976)		654,976

Repurchase Agreements (43.8%)
Barclay Capital, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $119,946; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: Treasury Note, 3.38%, due 11/15/19, valued at $122,000)	119,945	119,945

Barclay Capital, Inc., (0.61%, dated 7/30/10, due 8/2/10, proceeds $35,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Amgen Inc., 0.13%, due 2/1/11; Chesapeake Energy Corp., 2.25%, due 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; International Game Technology, 3.25%, due 5/1/14; Interpublic Group of Cos., Inc. (The), 4.25%, due 3/15/23; L-3 Communications Holdings, Inc., 3.00%, due 8/1/35; Medtronic, Inc., 1.50%, due 4/15/11; National Retail Properties, Inc., 5.13%, due 6/15/28; Old Republic International Corp., 8.00%, due 5/15/12; Omnicom Group, Inc., Zero Coupon, due 7/1/38; Ventas, Inc., 3.88%, due 11/15/11, and a convertible preferred stock as follows: Fifth Third Bancorp, valued at $39,200)

	35,000	35,000
BNP U.S. Finance Corp., (0.21%, dated 7/30/10, due 8/2/10, proceeds $400,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.75% - 6.00%, due 10/1/18 - 6/1/40; Federal National Mortgage Association, 1.81% - 7.00%, due 2/1/18 - 12/1/47; Government National Mortgage Association, 3.50% - 5.11%, due 8/20/39 - 7/15/50, valued at $412,000)	400,000	400,000
BNP U.S. Finance Corp., (0.36%, dated 7/30/10, due 8/2/10, proceeds $35,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AT&T, Inc., 4.95%, due 1/15/13; Italy Republic, 6.88%, due 9/27/23, valued at $36,750)	35,000	35,000
BNP U.S. Finance Corp., (0.51%, dated 7/30/10, due 8/2/10, proceeds $40,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Boston Scientific Corp., 4.50%, due 1/15/15; Capital One Capital V, 10.25%, due 8/15/39; J. C. Penny Co., Inc., 7.13%, due 11/15/23; Republic of Columbia, 8.25%, due 12/22/14, valued at $42,000)	40,000	40,000
Citigroup Global Markets, Inc., (0.22%, dated 7/30/10, due 8/2/10, proceeds $152,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.21% - 5.75%, due 11/1/33 - 4/1/40; Federal National Mortgage Association, 2.57% - 6.16%, due 7/1/33 - 12/1/39; Government National Mortgage Association, 2.63% - 6.50%, due 1/15/22 - 3/20/40, valued at $154,500)	150,000	150,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

Face Amount (000)	Value (000)

Citigroup Global Markets, Inc., (0.61%, dated 7/30/10, due 8/2/10, proceeds $20,001; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Affiliated Managers Group; AGS Resources, Inc.; Allstate Corp.; American Physicians Service Group; Asbury Automotive Group, Inc.; Axis Capital Holdings; Ciena Corp.; CNA Financial Corp., Computer Sciences Corp.; Crude Carriers Corp.; Davita, Inc.; Deutsche Bank AG; Dover Corp.; Exco Resources, Inc.; Federated Investors, Inc.; Hansen Natural Corp.; Ivanhoe Mines LTD; Jabil Circuit, Inc.; Lubrizol Corp.; Masco Corp.; Mednax, Inc.; Metlife, Inc.; Mirant Corp.; Moody’s Corp.; Peoples United Financial Inc.; Potash Corp.; Royal Bank of Canada; Seadrill Limited; St. Joe Co.; Smithfield Foods, Inc.; Staples, Inc.; Teco Energy, Inc.; Thermo Fisher Scientific, Inc.; Virgin Media, Inc.; Western Digital Corp.; Western Union Co.; valued at $21,000)

$20,000	$20,000

Credit Suisse First Boston, (0.36%, dated 7/30/10, due 8/2/10, proceeds $145,003; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: AGL Resources, Inc.; Air T., Inc.; Amdocs LTD; Annaly Capital Management, Inc.; Atlas Energy, Inc; Bio-Rad Laboraties, Inc.; Black Box Corp.; Blackrock, Inc.; Boots Co.; Brandywine Realty Trust; C&F Financial Corp.; Catalyst Health Solutions; Centerpoint Energy, Inc.; Circor International, Inc.; CNH Global N.V.; Columbia Sportswear Co.; Comcast Corp.; Commscope, Inc.; Constellation Brands, Inc.; Crown Castle International Corp.; Crown Holdings, Inc.; Dollar Thrifty Automotive Group, Inc.; DPL, Inc.; East West Bancorp, Inc.; ECB Bancorp, Inc.; Emcor Group, Inc.; Encore Capital Group, Inc.; EZchip Semiconductor Ltd.; First of Long Island Corp. (The); Forest City Enterprises, Inc.; Great Plains Energy, Inc.; Hansen Natural Corp.; Haverty Furniture Cos., Inc.; Hospitallity Properties Trust; Hubbell, Inc.; Idex Corp.; iGate Corp.; II-VI, Inc.; Image Sensing Systems, Inc.; Immucor, Inc.; Ingram Micro, Inc.; Insight Enterprises, Inc.; Inter Parfums, Inc.; Interactive Intelligence, Inc.; Intergroup Corp.; inventiv Health, Inc.; Investment Technology Group, Inc.; itron, Inc.; Ivanhoe Mines Ltd.; Jack Henry & Associates, Inc.; JDA Software Group, Inc.; Jones Apparel Group, Inc.; Kaydon Corp.; Keithley Instruments, Inc.; Kelly Services, Inc.; Kenneth Cole Productions, Inc.; Kewaunee Scientific Corp.; Key Technology, Inc.; Knightsbridge Tankers Ltd.; Laclede Group, Inc. (The); Lancaster Colony Corp.; Lance, Inc.; Landry’s Restaurants, Inc.; Lawson Products, Inc.; Liberty Property Trust; Littelfuse, Inc.; LSB Corp.; LTC Properties, Inc.; M/I Homes, Inc.; McDermott International; MDU Resources Group, Inc.; Nationwide Health Properties, Inc.; Netscout Systems, Inc.; Ohio Valley Banc Corp; Packaging Corp. of America; PrimeEnergy Corp.; Quest Software, Inc.; Radware Ltd.; Senior Housing Properties Trust; Southside Bancshares, Inc.; Tibco Software, Inc.; Trueblue, Inc.; Unifirst Corp.; Vascular Solutions, Inc.; World Fuel Services Corp.; World Wrestling Entertainment, Inc.; valued at $152,265)

145,000	145,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.31%, dated 7/30/10, due 8/2/10, proceeds $20,034; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Capital One Financial Corp., 6.25%, due 11/15/13; Nordstrom, Inc., 4.75%, due 5/1/20; Transocean Sedco Forex, Inc., 5.25%, due 3/15/13, valued at $21,018)	$20,000	$20,000

Deutsche Bank Securities, Inc., (0.56%, dated 7/30/10, due 8/2/10, proceeds $20,001; fully collateralized by convertible bonds at the date of this Portfolio of Investments as follows: Chesapeake Energy Corp., 2.50%, due 5/15/37; CMS Energy Corp., 2.88%, due 12/1/24; D. R. Horton, Inc., 2.00%, due 5/15/14; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Marriott LP, 3.25%, due 4/15/24; Medtronic, Inc., 1.50%, due 4/15/11; Old Republic International Corp., 8.00%, due 5/15/12; PHH Corp., 4.00%, due 9/1/14; Tech Data Corp., 2.75%, due 12/15/26; Teva Pharmaceutical, 0.25%, due 2/1/26; United States STL Corp., 4.00%, due 5/15/14; and a convertible preferred stock as follows: Bunge Limited, SLM Corp., valued at $22,400

	20,000	20,000
Goldman Sachs & Co., (0.21%, dated 7/30/10, due 8/2/10, proceeds $95,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 5.10%, due 11/1/38; Federal Home Loan Mortgage Corp., Zero Coupon, due 1/1/37, valued at $97,841)	95,000	95,000
JPMorgan Chase & Co., (0.21%, dated 7/30/10, due 8/2/10, proceeds $100,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.50% - 11.50%, due 11/1/10 - 5/1/48, valued at $103,002)	100.000	100,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)

JPMorgan Chase & Co., (0.41%, dated 7/30/10, due 8/2/10, proceeds $100,002; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: A. Schulman, Inc.; Aercap Holdings N.V.; Aeropostale, Inc.; Alcon, Inc.; Americredit Corp.; Annalay Capital Management, Inc.; Apollo Group, Inc.; Applied Materials; Arrow Electronics, Inc.; AT&T, Inc.; Automatic Data Processing; Avnet, Inc.; Bank Of America Corp.; Brink’s Co.; Brown-Forman Corp.; Brush Engineered Materials, Inc.; CA, Inc.; Cabot Corp.; CEC Entertainment, Inc.; Citrix Systems; Coca-Cola Co.; Comcast Corp.; Corus Entertainment, Inc.; Dish Network Corp.; Dollar Thrifty Automotive Group, Inc.; DPL, Inc.; Eclipsys Corp.; Electronic Arts; Exxon Mobil Corp.; Goldman Sachs Group, Inc.; Google, Inc.; Hansen Natural Corp.; Intel Corp.; Johnson & Johnson; Joy Global, Inc.; Kinross Gold Corp.; Life Technologies Corp.; M&F Worldwide Corp.; Marvell Technology Group; Mastec, Inc.; McDonald’s Corp.; MDC Holdings, Inc.; Medicis Pharmaceutical Corp.; MI Developments, Inc.; Millicom International Cellular; Montpelier Re Holdings Ltd.; Mylan, Inc.; Norfolk Southern Corp.; Odyssey Healthcare, Inc.; OM Group, Inc.; One Liberty Properties, Inc.; Overstock., Inc.; Pfizer, Inc.; Plantronics, Inc.; Polycom, Inc.; Potash Corp.; Procter & Gamble Co.; Qualcomm; Regal Entertainment Group; Regal-Beloit Corp.; Shaw Group, Inc. (The); Silver Wheaton Corp.; Skywest, Inc.; Starbucks Corp.; Stepan Co.; Sykes Enterprises, Inc.; Symantec; Synopsys, Inc.; TD Ameritrade Holding; Techne Corp.; Teleflex, Inc.; Telephone & Data Systems, Inc.; Tetra Tech, Inc.; Tidewater, Inc.; Tredegar Corp.; Tyco International Ltd.; URS Corp.; Wal-Mart Stores, Inc.; Walter Energy, Inc.; Williams Cos., Inc.; Yahoo, Inc.; Zoll Medical Corp.; valued at $105,011)

	$100,000	$100,000
RBC Capital Market Corp., (0.33%, dated 7/30/10, due 8/2/10 proceeds $30,001; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Beethoven Funding Corp., Zero Coupon, due 8/10/10; Kaiserplatz Funding LTD, Zero Coupon, due 8/18/10; Silver Tower U.S., Zero Coupon, due 8/4/10 - 8/9/10, valued at $31,500)	30,000	30,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)

RBC Capital Market Corp., (0.34%, dated 7/30/10, due 8/2/10 proceeds $35,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Amgen, Inc., 4.85%, due 11/18/14; Bemis Co., 5.65%, due 8/1/14; Commercial Credit, 7.88%, due 2/1/25; CVS Caremark, 6.60%, due 3/15/19; Eli Lilly & Co., 4.20% - 5.55%, due 3/6/14 - 3/15/37; Export Develpment Canada, 2.63%, due 3/15/11; General Electric Capital Corp., 0.51% - 0.79%, due 2/11/11 - 8/15/11; Hydro Quebec, 8.50%, due 12/1/29; International Steel Group, Inc. 6.50%, due 4/15/14; Lockheed Martin Corp., 6.15%, due 9/1/36; Merrill Lynch Co., 6.05%, due 5/16/16; Noranda, Inc., 6.00%, due 10/15/15; Ontario Hydro, 7.45%, due 3/31/13; 0-Quebec, 8.40%, due 1/15/22; PGN, 7.75%, due 3/1/31; Phillip Morris International, Inc., 5.65%, due 5/16/18; Praxair, Inc., 3.25%, due 9/15/15; Proctor and Gamble Co., 4.85% - 4.95%, due 8/15/14 - 12/15/15; Province of Manitoba, 2.63%, due 7/15/15; Province of Nova Scotia, 9.25%, due 3/1/20; Simon Property Group LP, 5.65%, due 2/1/20; Time Warner Cable, Inc., 5.40% - 5.85%, due 7/1/12 -5/1/17; Verizon Wireless Capital LLC, 8.50%, due 11/15/18; Viacom, Inc., 6.13%, due 10/5/17; Waste Management, Inc., 7.38%, due 3/11/19; Wyeth, 5.50%, due 3/15/13, valued at $36,750)

	$35,000	$35,000
RBC Capital Market Corp., (0.43%, dated 7/30/10, due 8/2/10, proceeds $25,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Capital One, 7.69%, due 8/15/36; Enbridge Energy Partners LP, 8.05%, due 10/1/27; Liberty Mutual Group, Inc., 7.80%, due 3/15/37; Mohawk Industries, 6.88%, due 1/15/16, valued at $26,250)	25,000	25,000
RBS Securities, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $275,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 4.50% - 6.00%, due 3/1/24 - 10/1/39, valued at $283,251)	275,000	275,000
Total Repurchase Agreements (Cost $1,644,945)		1,644,945

Time Deposits (9.5%)
Calyon CIB Grand Cayman
0.21%, 8/2/10	180,000	180,000
Nordea Bank
0.19%, 8/2/10	175,000	175,000
Total Time Deposits (Cost $355,000)		355,000
Total Investments (100.0%) (Cost $3,753,377)		3,753,377
Other Assets in Excess of Liabilities (0.0%)		84
Net Assets (100.0%)		$3,753,461

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$515,000	$—	$515,000
Commercial Paper
Asset Backed - Consumer Loans	—	63,981	—	63,981
International Banks	—	519,475	—	519,475
Total Commercial Paper	—	583,456	—	583,456
Floating Rate Notes
International Banks	—	446,000	—	446,000
U. S. Agency Securities	—	208,976	—	208,976
Total Floating Rate Notes	—	654,976	—	654,976
Repurchase Agreements	—	1,644,945	—	1,644,945
Time Deposits	—	355,000	—	355,000
Total Assets	—	3,753,377	—	3,753,377
Total	$—	$3,753,377	$—	$3,753,377

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (15.7%)
International Banks (15.7%)
Credit Industriel et Commercial
0.59%, 9/17/10	$541,000	$541,000
KBC Bank N.V.
0.50%, 8/6/10	538,000	538,000
Royal Bank of Scotland
0.39%, 8/2/10	720,000	720,000
Skandinaviska Enskilda
0.42%, 8/16/10	545,000	545,000
Total Certificates of Deposit (Cost $2,344,000)		2,344,000

Commercial Paper (15.3%)
International Banks (15.3%)
BPCE S.A.,
0.61%, 10/18/10 (a)(b)	228,000	227,704
0.63%, 12/9/10 (a)(b)	120,000	119,731
0.65%, 11/12/10 (a)(b)	329,500	328,897
Credit Agricole North America, Inc.
0.22%, 8/2/10 (a)	375,000	374,998
NRW .BANK,
0.50%, 10/18/10 (a)(b)	550,000	549,416
Skandinaviska Enskilda,
0.37%, 08/26/10 (a)(b)	125,000	124,968
Societe Generale N.A., Inc.
0.24%, 8/2/10 (a)	125,000	124,999
UBS Finance
0.49%, 8/10/10 (a)	440,000	439,947
Total Commercial Paper (Cost $2,290,660)		2,290,660

Floating Rate Notes (13.6%)
International Banks (12.4%)
Barclays Bank PLC
0.52%, 10/19/10	495,000	495,000
BNP Paribas
0.54%, 9/23/10	260,000	260,000
Lloyds TSB Bank PLC
0.50%, 10/29/10	540,000	540,000
Societe Generale N.A., Inc.
0.69%, 9/22/10	555,000	555,000
		1,850,000
U.S. Agency Securities (1.2%)
Federal Home Loan Bank,
0.24%, 8/8/10	168,000	167,981
0.27%, 8/18/10	20,000	19,998
		187,979
Total Floating Rate Notes (Cost $2,037,979)		2,037,979

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (54.4%)
Barclay Capital, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $190,747; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: Treasury Note, 3.38%, due 11/15/19, valued at $194,302)	$190,745	$190,745

Barclay Capital, Inc., (0.61%, dated 7/30/10, due 8/2/10, proceeds $135,005; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Apple, Inc.; Freeport-McMoran Copper & Gold, and corporate bonds as follows: Allergen, Inc., 1.5%, due 4/1/26; Amgen, Inc., 0.13%, due 2/1/11; Beckman Coulter, Inc., 2.50%, due 12/15/36; BRE Properties, Inc., 4.13%, due 8/15/26; Cameron Internationl Corp., 2.50%, due 6/15/26; Chesapeake Energy Corp., 2.25% - 2.75%, due 11/15/35 - 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; Danaher Corp., Zero Coupon, due 1/22/21; Hospitatlity Properties Trust, 3.80%, due 3/15/27; Ingersoll-Rand Global Holding, 4.50%, due 4/15/12; Intel Corp., 3.25%, due 8/1/39; International Game Technology, 3.25%, due 5/1/14; Interpublic Group Cos., Inc., 4.25%, due 3/15/23; L-3 Communications Corp., 3.00%, due 8/1/35; Medtronic, Inc., 1.50%, due 4/15/11; National Retail Properties, 3.95% - 5.13%, due 9/15/26 - 6/15/28; Old Republic International Corp., 8.00%, due 5/15/12; Omnicom Group, Inc., Zero Coupon, due 7/31/32 - 7/1/38; Stanley Works, Zero Coupon, due 5/17/12; Teva Pharmaceutical, 1.75%, due 2/1/26; Ventas, Inc., 3.88%, due 11/15/11; Vornado Realty LP, 3.63%, due 11/15/26; Warner Chilcott PLC, Zero Coupon, due 1/1/49; and preferred stock as follows: Fifth Third Bancorp, valued at $150,434)

	135,000	135,000
BNP U.S. Finance Corp., (0.21%, dated 7/30/10, due 8/2/10, proceeds $1,585,028; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.70% - 6.18%, due 7/1/35 - 4/1/40; Federal National Mortgage Association, 0.00% - 6.50%, due 4/1/20 - 7/1/40; Government National Mortgage Association, 4.50% - 6.00%, due 5/15/34 - 6/20/40, valued at $1,632,550)	1,585,000	1,585,000
BNP U.S. Finance Corp., (0.36%, dated 7/30/10, due 8/2/10, proceeds $220,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Goldman Sachs Capital I, 6.35%, due 2/15/34; Republic of Korea, 5.63%, due 11/3/25, and medium term notes as follows: Daimler Chrysler N.A., 5.75%, due 9/8/11; Danske Bank A/S, 0.83%, due 5/24/12; Royal Bank of Scotland, 2.63%, due 5/11/12; United Mexican States, 6.05%, due 1/11/40, valued at $231,000)	220,000	220,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)

BNP U.S. Finance Corp., (0.51%, dated 7/30/10, due 8/2/10, proceeds $150,006; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: American Express Co., 6.80%, due 9/1/66; American International Group, Inc., 8.18%, due 5/15/68; Anadarka Petroleum Corp., 6.45% - 8.70%, due 3/15/19 - 9/15/36; BAC Captial Trust XIV, 5.63%, due 12/31/49; Bank of America Corp., 8.00% - 8.13%, due 1/30/58 - 11/15/80; Boston Scientific Corp., 6.00%, due 1/15/20; Capital One, 7.69%, due 8/15/36; CB Anadarko Petroleum, 7.20%, due 3/15/29; Centerpoint Energy Inc., Holding Co., 7.25%, due 9/1/10; Citgo Petroleum Corp., 11.50%, due 7/1/17; Citigroup Global Markets Holding, Inc., 8.30%, due 12/21/77; Constellation Brands, Inc., 7.25%, due 9/1/16 - 5/15/17; D.R. Horton, Inc., 5.25% - 6.88%, due 5/1/13 - 4/15/16; Echostar DBS Corp., 6.63% - 7.75%, due 10/1/13 - 5/31/15; El Paso Corp., 7.00%, due 6/15/17; Fidelity National Information Services, 7.63%, due 7/15/17; Freeport-McMoran Copper & Gold, 8.38%, due 4/1/17; Frontier Communications Corp., 7.88%, due 4/15/15; Hartford Financial Services Group, 8.13%, due 6/15/68; HBOs Capital Funding #2 LP, 6.07%, due 12/31/49; Host Marriott, L.P., 7.13%, due 11/1/13; ING Group N.V., 5.78%, due 12/8/99; J C Penny, 5.65% - 6.38%, due 6/1/20 - 2/15/36; Kinder Morgan Finance, 5.35%, due 1/5/11; Liberty Mutual Group, Inc. 7.80% - 10.75%, due 3/15/37 - 6/15/88; Limited (The), 5.25% - 7.00%, due 11/1/14 - 5/1/20; Lincoln National, 7.00%, due 5/17/66; Macy’s Retail Holdings, Inc., 5.90% - 6.38%, due 12/1/16 - 3/15/37; MASCO Corp., 4.80%, due 6/15/15; Mohawk Industries, Inc., 6.50% - 7.20%, due 1/15/11 - 1/15/16; Motorola, Inc., 6.00%, due 11/15/17; Nextel Communications, Inc., 7.38%, due 8/1/15; NN Gas Pipeline, 7.50%, due 4/1/17; Republic of Columbia, 8.25%, due 12/22/14; Ryland Group, Inc. (The), 6.63% - 6.88%, due 6/15/13 - 5/1/20; Sprint Capital Corp., 7.63% - 8.75%, due 1/30/11 - 3/15/32; Sprint Nextel, 6.00%, due 12/1/16; Starwood Hotels & Resorts Worldwide, Inc., 6.25% - 6.75%, due 2/15/13 - 5/15/18; Toll Brothers Financial Corp., 6.88%, due 11/15/12, Tyson Foods, Inc., 7.85% - 10.50%, due 3/1/14 - 4/1/16; UBS Preferred Funding Trust II, 7.25%, due 6/26/49; UBS Preferred Funding Trust V, 6.24%, due 5/12/49; Universal Health Services, 7.13%, due 6/30/16; Valor Telecommunications, 7.75%, due 2/15/15; Wells Fargo & Co., 7.98%, due 12/31/99; White Mountains Re Group, Ltd., 7.51%, due 6/30/17, valued at $157,500)

	$150,000	$150,000
Citigroup Global Markets, Inc., (0.22%, dated 7/30/10, due 8/2/10, proceeds $250,005; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.63% - 6.00%, due 4/1/34 - 3/1/38; Federal National Mortgage Association, 2.39% - 5.64, due 5/1/19 - 8/1/38; Government National Mortgage Association, 3.00% - 6.00%, due 3/20/33 - 7/15/40, valued at $257,500)	250,000	250,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Face Amount (000)	Value (000)

Citigroup Global Markets, Inc., (0.61%, dated 7/30/10, due 8/2/10, proceeds $80,004; fully collateralized by common stocks and convertible preferred stocks, at the date of this Portfolio of Investments as follows: Acuity Brands, Inc.; Aercap Holdings NV; Aes Corp.; Alberto Culver Co.; Alcon, Inc.; Alliance Holdings Group LP; Alliant Energy Corp.; Alliant Techsystems, Inc.; Amdocs Ltd.; Amedisys, Inc.; American Dairy, Inc.; American Eagle Outfitters; American Equity Investment Life; American Financial Group, Inc.; Ashland, Inc.; Aspen Insurance Holdings Ltd.; Assured Guaranty Ltd.; Athenahealth, Inc.; Atmos Energy Corp.; Auburn National Bancorp.; Autonation, Inc.; Auxilium Pharmaceuticals, Inc.; Avago Technologies Ltd.; Avx Corp.; Baltic Trading Limited; Bank KY Financial Corp.; Bank of the Ozarks, Inc.; Biomarin Pharmaceutical, Inc.; BJ’s Wholesale Club, Inc.; Blue Nile, Inc.; Bunge Limited; Cabot Corp., Calumet Specialty Products; Capital One Financial Corp.; Carefusion Corp.; CBL & Associates Properties, Inc.; Celanese Corp.; Cellcom Israel Ltd.; Central European District Corp.; China Agritech, Inc.; China Valves Technology, Inc.; Chubb Corp.; Citizens Holding Co.; CNH Global NV; Coca Cola Enterprises, Inc.; Coinstar, Inc.; Columbia Sportswear Co.; Commerce Bancshares, Inc.; Consol Energy, Inc.; Constellation Energy Group; Copa Holdings SA; Costar Group, Inc.; Credicorp. Ltd.; Dime Community Bancshares; Domtar Corp.; Donnelley R R & Sons Co.; Dresser-Rand Group, Inc.; EMC Corp.; E*Trade Financial Corp.; Eagle Materials, Inc.; Eastern Insurance Holdings, Inc.; Edison Intl.; Education Management Corp.; El Paso Corp.; Emdeon, Inc.; Encana Corp.; Endurance Specialty Holdings; Erie Industry Co.; Everest Realty Group Ltd.; Express Scripts, Inc.; Federal Mogul Corp.; First Citizens Bancshares, Inc.; First Niagara Financial Group, Inc.; First Solar, Inc.; FLIR Systems, Inc.; Foot Locker, Inc.; Forest Oil Corp.; Fossil, Inc.; Foster Wheeler; Fuller H B Co.; Goldman Sachs Group, Inc.; Goodyear Tire & Rubber Co.; Graham Packaging Co., Inc.; Harry Winston Diamond Corp.; Harsco Corp.; Hasbro, Inc.; Health Net, Inc.; Herbalife Ltd.; Hertz Global Holdings, Inc.; Hi-Tech Pharmaceutical, Inc.; Hospitality Properties Trust; Hubbell, Inc.; Hyatt Hotels Corp.; Intrepid Potash, Inc.; Kar Auction Services, Inc.; Kilroy Realty Corp.; Knight Transportation, Inc.; Kraft Foods, Inc.; L-3 Communications Holdings, Inc.; Landstar Systems, Inc.; Legacy Reserves LP; Life Technologies Corp.; LSB Corp.; M/I Homes, Inc.; Madison Square Garden, Inc.; Mcafee, Inc.; Mckesson Corp.; MeadWestvaco Corp.; Mirant Corp.; Molex, Inc.; Mosaic Co.; Murphy Oil Corp.; National Fuel Gas Co.; NBTY, Inc.; Noble Energy, Inc.; North Cent Bancshares, Inc.; Northrim BanCorp., Inc.; NutriSystem, Inc.; NVR, Inc.; Olin Corp.; Ormat Technologies, Inc.; Oshkosh Corp.; Pall Corp.; Pan American Silver Corp.; Pennsylvania Real Estate Investment; Pentair, Inc.; Perkinelmer, Inc.; Petrohawk Energy Corp.; Piedmont Office Realty Trust, Inc.; Pinnacle West Cap Corp.; Precision Castparts Corp.; Qiagen NV; Quicksilver Resources, Inc.; Regal Entertainment Group; Regency Energy Partners LP; Reinsurance Group America, Inc.;

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Face Amount (000)	Value (000)

Reliance Steel & Aluminum Co.; Ritchie Brothers Auctioneers; RPM International, Inc.; S & T BanCorp., Inc.; Sears Holdings Corp.; Shaw Group, Inc.; Shore Bancshares, Inc.; Signet Jewelers Limited; Silver Wheaton Corp.; Solera Holdings, Inc.; Sonoco Products Co.; Sourcefire, Inc.; Southwest Water Co.; Stanley Black & Decker, Inc.; Strayer Education, Inc.; Sturm Ruger & Co, Inc.; Surmodics, Inc.; SXC Health Solutions Corp.; Talecris Biotherapeutics Holdings; Teleflex, Inc.; Telephone & Data Systems, Inc.; Texas Industries, Inc.; Texas Pacific Land Trust; Titan International, Inc.; Toll Brothers, Inc.; Tompkins Financial Corp.; Tyco Electronics Ltd.; Tyco International Ltd.; UBS Ag; Ultra Petroleum Corp.; UNIT Corp.; United States Cellular Corp.; Unitrin, Inc.; Unum Group; URS Corp.; Urstadt Biddle Properties, Inc.; Valhi, Inc.; Valmont Industries, Inc.; Varian Semiconductor Equipment; Verisk Analytics, Inc.; Wainwright Bank & Trust Co.; Weight Watchers International, Inc.; Westamerica Bancorporation; Willis Group Holdings; Wilmington Trust Corp.; Wisconsin Energy Corp.; Xcel Energy, Inc.; XI Group PLC; Zimmer Holdings, Inc.; and Convertible Bond, Weingarten Realty Investments, 3.95%, due 8/1/26, valued at $84,104)

$80,000	$80,000

Credit Suisse First Boston, (0.36%, dated 7/30/10, due 8/2/10, proceeds $625,012; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Abaxis, Inc.; Acacia Research Corp.; Advanced Energy; AGL Resources, Inc.; Agnico Eagle Mines; Agree Realty Corp.; Alamo Group, Inc.; Alaska Air Group, Inc.; Albany International Corp.; Albemarle Corp.; Alexion Pharmaceuticals; Alkermes, Inc.; AMCOL International Corp.; Amdocs, Ltd.; American Eagle Outfitter; American Financial Group Inc.; American National Insurance Co.; American Safety Insurance Holdings; Ameristar Casinos, Inc.; Ameron International; AMREP Corp.; Anaren, Inc.; Annaly Capital Management, Inc.; Aptar Group, Inc.; Arch Chemicals, Inc.; Arch Coal, Inc.; Ares Capital Corp.; Ark Restaurants Corp.; Arrow Electronics, Inc.; Aspen Insurance Holdings LTD.; Astek Industries, Inc.; Atheros Communications, Inc.; Atlantic Tele-Network, Inc.; Atlas Energy, Inc.; ATMI, Inc.; Atmos Energy Corp.; Baldwin & Lyons, Inc.; Bally Technologies, Inc.; Banco Santander SA; Barrick Gold Corp.; BE Aerospace, Inc.; Beckman Coulter, Inc.; Bio-Rad Laboratories, Inc.; Bob Evans Farms, Inc.; Boston Beer Co., Inc.; Bottomline Technologies, Inc.; Bowne & Co., Inc.; Brady Corp.; Brigham Exploration Co.; Brinker International, Inc.; Brown Shoe Co., Inc.; Brown-Forman Corp.; Brush Engingeered Materials, Inc.; Buckeye Technologies, Inc.; Cabot Corp.; Camden Property Trust; Canadian Imperial Bank; Cantel Medical Corp.; Career Education Corp.; Cascade Corp.; Cato Corp. (The); Central Vermont Public Service Corp.; Chesapeake Utilities Corp.; Chicago Bridge & Iron Co. N.V.; Childrens Place Retail Stores, Inc.; China Natural Resources; China Yida Holding Co.; China Yuchai; Churchill Downs, Inc.; Clarcor, Inc.; Coca-Cola Bottling Co. Consolidated; Cognex Corp.; Coherent, Inc.; Columbia Sportswear Co.; Comcast Corp.; Commonwealth REIT; Commscope, Inc.; Communications Systems, Inc.; Compass Minerals

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)

International, Inc.; CompX International, Inc.; Comtech Telecommunications Cubic Corp.; Cubist Pharmaceuticals, Inc.; Curtiss-Wright Corp.; Cytec Industries, Inc.; Daily Journal Corp.; Deluxe Corp.; Developers Diversified Realty Corp.; Diamond Management & Technology; Dollar Thrifty Automotive Group, Inc.; Donaldson Co., Inc.; Dorchester Minerals LP; DPL, Inc.; Dress Barn, Inc. (The); Drew industries, Inc.; Duke Realty Corp.; DXP Enterprises, Inc.; Dynamex, Inc.; Eagle Materials, Inc.; Eclipsys Corp.; Electra Rent Corp.; Energen Corp.; Esco Technologies, Inc.; Esterline Technologies Corp.; Exponent, Inc.; EZCorp., Inc.; Faro Technologies, Inc.; FBL Financial Group, Inc.; FEI Co.; Ferro Corp.; First Cash Financial Services, Inc.; First Citizens Bancshares, Inc.; First Defiance Financial Corp.; First Financial Bankshares, Inc.; First Of Long Island Corp. (The); First Potomac Realty Trust; Forest City Enterprises, Inc.; Forrester Research, Inc.; Franklin Electric Co., Inc. G&K Services, Inc.; Gartner, Inc.; General Growth Properties, Inc.; Genesee & Wyoming, Inc.; Geoeye, Inc.; Gibraltar Industries, Inc.; Greenbrier Cos., Inc.; Greif, Inc.; GS Financial Corp.; Hansen Natural Corp.; Harleysville Mutual Insurance; Harsco Corp.; HCC Insurance Holdings, Inc.; Health Net, Inc.; Heico Corp.; Heidrick & Struggles International; Helen Of Troy Ltd.; Impax Laboratories, Inc.; Innospec, Inc.; Integra Lifesciences Holdings Corp.; lsramco, Inc.; Ivanhoe Mines Ltd.; Jarden Corp.; Kendle International, Inc.; Ladish Co., Inc.; LMI Aerospace, Inc.; Mack- Cali Realty Corp.; Magellan Health Services, Inc.; Main Street Capital; Marlin Business Services Corp.; Maximus, Inc.; MKS Instruments, Inc.; NationalResearch Corp.; Nationwide Health Properties, Inc.; Northwest Pipe Co.; NVE Corp.; Oyo Geospace Corp.; Prosperity Bancshares, Inc.; Sauer-Danfoss, Inc.; Stoneridge, Inc.; Syntel, Inc.; Systemax, Inc.; Talisman Energy, Inc.; Tessera Technologies, Inc.; TNS, Inc.; Toronto-Dominion Bank (The); Universal Technical Institute, Inc.; Varian Semiconductor Equipment Association; Vitran Corp., Inc.; Whiting Petroleum Corp.; WR Grace & Co., valued at $656,313)

	$625,000	$625,000
Deutsche Bank Securities, Inc., (0.31%, dated 7/30/10, due 8/2/10, proceeds $80,001; fully collateralized by convertible bonds at the date of this Portfolio of Investments as follows: Altria Group, inc., 9.25%, due 8/6/19; AutoZone, Inc., 6.50%, due 1/15/14; Kinder Morgan, 5.80% - 6.95%, due 3/15/35 - 1/15/38; Transocean Sedco Forex, Inc., 5.25%, due 3/15/13; Union Pacific Corp., 5.45%, due 1/31/13; and medium term note as follows: Suntrust Bank Atlanta, 5.20%, due 1/17/17, valued at $83,908)	80,000	80,000

Deutsche Bank Securities, Inc., (0.56%, dated 7/30/10, due 8/2/10, proceeds $80,002; fully collateralized by convertible preferred stocks at the date of this Portfolio of Investments as follows: Bunge Limited; SLM Corp., and convertible corporate bonds as follows: Carnival Corp., 2.00%, due 4/15/21; Chesapeake Energy Corp., 2.50%, due 5/15/37; CMS Energy Corp., 2.88%, due 12/1/24; D.R. Horton, Inc., 2.00%, due 5/15/14; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Marriott LP, 3.25%, due 4/15/24; Medtronic, Inc., 1.50%, due 4/15/11; Old Republic International Corp., 8.00%, due 5/15/12; Owens-Brockway Glass Containers, 3.00%, due 6/1/15;

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
PHH Corp., 4.00%, due 9/1/14; Tech Data Corp., 2.75%, due 12/15/26; United States STL Corp., 4.00%, due 5/15/14; Wyndham Worldwide Corp., 3.50%, due 5/1/12, valued at $89,601)	$80,000	$80,000
Deutsche Bank Securties, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $420,005; fully collateralized by U.S. agency seucrities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 5.50%, due 1/1/34, Federal National Mortgage Association, 6.50%, due 1/1/39, valued at $432,962)	420,000	420,000
Goldman Sachs & Co., (0.21%, dated 7/30/10, due 8/2/10, proceeds $150,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 4.50% - 6.50%, due 1/15/33 - 6/15/40, valued at $154,558)	150,000	150,000
JPMorgan Chase & Co., (0.21%, dated 7/30/10, due 8/2/10, proceeds $56,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.50% - 8.50%, due 2/1/12 - 11/1/47, valued at $57,680)	56,000	56,000
JPMorgan Chase & Co., (0.41%, dated 7/30/10, due 8/2/10, proceeds $400,009; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 5.50%, due 1/1/34; and Federal National Mortgage Association, 6.50%, due 1/1/39, valued at $420,000)	400,000	400,000
RBC Capital Market Corp., (0.33%, dated 7/30/10, due 8/2/10 proceeds $120,003; fully collateralized by commercial papers at the date of this Portfolio of Investments as follows: Anglesea Funding LLC, Zero Coupon, due 8/10/10 - 8/12/10; Atlantic Asset Securities, Zero Coupon, due 10/21/10; Beethoven Funding Corp., Zero Coupon, due 8/10/10; Clipper Recreation Co., Zero Coupon, due 10/20/10; Hannover Funding Co., LLC, Zero Coupon, due 8/12/10, valued at $126,000)	120,000	120,000

RBC Capital Market Corp., (0.34%, dated 7/30/10, due 8/2/10 proceeds $115,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.55% - 6.75% due 2/1/17 - 7/15/18; ArcelorMittal, 9.00%, due 2/15/15; Bank of Montreal, 2.85%, due 6/9/15; Bank of Nova Scotia Halifax, 2.38%, due 12/17/13; Baxter International, 5.90%, due 91/16; Burlington Northern Santa Fe Corp., 6.15%, due 5/1/37; CA, Inc., 5.38%, due 12/1/19; Cantor Fitzgerald LP, 7.88%, due 10/15/19; CDP Financial, Inc., 3.00%, due 11/25/14; Citigroup, Inc., 5.63%- 6.88%, due 8/27/12 - 3/5/38; CVS/Caremark, 3.25% - 6.60%, due 5/18/15 - 9/15/39; Entergy Gulf States Louisiana LLC, 6.00%, due 5/1/18; Export Development Canada, 2.25% - 3.75%, due 7/15/11 - 5/28/15; Energy Transfer Partners, 7.50%, due 7/1/38; FedEx Corp., 7.38%, due 1/15/14; Franklin Resources, Inc., 2.00%, due 5/15/13; General Electric Co., 5.00%, due 2/1/13; General Electric Co., 5.00%, due 2/1/13; Goldman Sachs Group, Inc., 5.35%, due 1/15/15; Home Depot, Inc. (The), 5.88%, due 12/16/36; HSBC Holding PLC, 6.80%, due 6/1/38; JP Morgan Chase & Co., 5.15%, due 10/1/15;

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Face Amount (000)	Value (000)

JP Morgan Chase Bank, 5.88%, due 6/13/16; Medtronics Corp., 3.00%, due 3/15/15; Nokia Corp., 6.63%, due 5/15/39; Oncor Electric Delivery, 6.38%, due 5/1/12; Panama Central School District, 4.30%, due 5/30/13; PC Financial Partnership, 5.00%, due 11/15/14; Petro-Canada, 4.00%, due 7/15/13; Regions Financial Corp., 4.88%, due 4/26/13; Rio Tinto Finance, 9.00%, due 5/1/19; Roche Holdings, Inc., 2.50%, due 2/25/11; Schering Plough, 6.55%, due 9/15/37; Thermo Electron Corp., 5.00%, due 6/1/15; Verizon Global Funding Corp., 4.90%, due 9/15/15; Vodafone Group PLC, 3.38% - 4.15%, due 6/10/14 - 11/24/15; Walgreen Co., 4.88%, due 8/1/13; Waste Management, 4.75%, due 6/30/20; Wyeth, 5.45%, due 4/1/17, and medium term notes as folllows: Caterpillar Financial Service Co., 4.85%, due 12/7/12; General Electric Capital Corp., 0.58% - 0.67%, due 4/28/11 - 3/20/14; HSBC Financial Corp., 3.60%, due 7/15/15; John Deere Capital Co., 5.25%, due 10/1/12; Kroeger Co., 7.00%, due 5/1/18; Wachovia Bank, 6.00%, due 11/15/17, valued at $120,750)

$115,000	$115,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)

RBC Capital Market Corp., (0.43%, dated 7/30/10, due 8/2/10, proceeds $100,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Anadarka Petroleum Corp., 5.95% - 7.95%, due 9/15/16 - 6/15/39; Boston Scientific Corp., 4.50%, due 1/15/15; Centerpoint Energy, Inc. Holding Co., 7.25%, due 9/1/10; Citigroup, Inc., 7.63%, due 12/1/36; Citizens Communications Co. Class, 7.13% - 9.00% due 3/15/19 - 8/15/31; Compagnie Generale De Geophysique, 7.75%, due 5/15/17; Conventry Health Care, 5.88%, due 1/15/12; Domtar Corp., 10.75%, due 6/1/17; Expedia, Inc., 8.50%, due 7/1/16; GCB Sprint Capital, 6.88% - 7.63%, due 1/30/11 - 11/15/28; Host Marriott LP, 6.38%, due 3/15/15; Inmarsat Financial PLC, 7.38%, due 12/1/17; J.C. Penny Co., 5.75% - 7.95%, due 4/1/17 - 10/15/18; JBL, 8.25%, due 3/15/18; Kinder Morgan Finance, 5.35%, due 1/5/11; Kinder Morgan, Inc., 6.50%, due 9/1/12; Masco Corp., 5.85%, due 3/15/17; May Department Stores, 5.75% - 8.00%, due 7/15/12 - 8/15/36; MeadWestvaco Corp., 7.38%, due 9/1/19; Mohawk Ind., 6.88%, 1/15/16; Motorola, Inc., 6.50%, due 9/1/25; Newfield Exploration Co., 6.88%, due 2/1/20; Nextel Communications, Inc., 6.88%, due 10/31/13; Norbord Delaware Group I, 7.95%, due 2/15/17; Peabody Energy Corp., 6.88%, due 3/15/13; PHH Corp., 7.13%, due 3/1/13; Pioneer Natural Resources, 6.88% - 7.20%, due 5/1/16 - 1/15/28; Range Resources, 7.50%, due 5/15/16; Regions Financial Corp., 6.38%, due 5/15/12; SBA Telecommunications, 8.00%, due 8/15/16; Seagate Holdings, 6.88%, due 5/1/20; Sealed Air Corp., 6.88%, due 7/15/23; Seneca Gaming Corp., 7.25%, due 5/1/12; Sprint Nextel, 6.00%, due 12/1/16; Steel Dynamics, Inc., 6.75%, due 4/1/15; United States Steel, 5.65%, due 6/1/13; Vail Resorts, Inc., 6.75%, due 2/15/14; Verizon North, Inc., 6.73%, due 2/15/28; Videotron Ltee., 6.88%, due 1/15/14; Wynn Las Vegas, 6.63%, due 12/1/14; Wyndham Worldwide Corp., 6.00%, due 12/1/16; XI Capital, 6.50%, due 12/31/99, and medium term notes as follows: SLM Corp., 3.30% - 5.45%, due 4/25/11 - 5/13/19, valued at $105,000)

	$100,000	$100,000
RBS Securities, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $1,175,014; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 3.50% - 8.00%, due 1/1/12 - 3/1/47, and U.S. treasury securities as follows: U.S. treasury notes, 1.00% - 4.63%, 7/31/11 - 2/28/13, valued at $1,205,264)	1,175,000	1,175,000
Societe Generale, N.A., Inc., (0.20%, dated 7/30/10, due 8/2/10, proceeds $35,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: Treasury Bill, Zero Coupon, due 6/28/11; Treasury Notes, 0.88% - 2.38%, due 12/31/10 - 8/31/14, valued at $357,000)	350,000	350,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Societe Generale, N.A., Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $1,850,032; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% - 3.75%, due 12/6/10 - 2/21/12; Federal Home Loan Bank, 0.57% - 1.88%, due 12/29/10 - 6/21/13; Federal Home Loan Mortgage Corp., 1.75% - 6.00%, due 2/25/11 - 6/15/11; Federal National Mortgage Association, 1.00% - 6.63%, due 3/15/11 - 6/1/38; Government National Mortgage Association, 4.50% - 6.00%, due 7/15/35 - 5/15/40, valued at $1,897,683)	$1,850,000	$1,850,000
Total Repurchase Agreements (Cost $8,131,745)		8,131,745

Time Deposit (1.0%)
Bank of America Grand Cayman
0.15%, 8/2/10 (Cost $150,000)	150,000	150,000
Total Investments (100.0%) (Cost $14,954,384)		14,954,384
Liabilities in Excess of Other Assets (-0.0%)		(1,142)
Net Assets (100.0%)		$14,953,242

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
REIT	Real Estate Investment Trust

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$2,344,000	$—	$2,344,000
Commercial Paper
International Banks	—	2,290,660	—	2,290,660
Floating Rate Notes
International Banks	—	1,850,000	—	1,850,000
U.S. Agency Securities	—	187,979	—	187,979
Total Floating Rate Notes	—	2,037,979	—	2,037,979
Repurchase Agreements	—	8,131,745	—	8,131,745
Time Deposit	—	150,000	—	150,000
Total Assets	—	14,954,384	—	14,954,384
Total	$—	$14,954,384	$—	$14,954,384

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)

U.S. Agency Securities (36.9%)
Federal Home Loan Bank,
0.22%, 8/1/10 - 8/12/10 (a)	$338,000	$337,912
0.24%, 2/1/11	58,000	57,993
0.26%, 1/13/11	80,000	79,991
0.27%, 8/18/10 (a)	292,000	291,971
0.27%, 10/29/10	50,000	49,996
0.27%, 1/5/11 (b)	44,650	44,598
0.28%, 11/8/10	29,000	28,996
0.29%, 8/19/10 - 8/26/10 (a)	475,000	474,940
0.42%, 2/1/11	50,000	50,018
0.43%, 10/27/10 (a)	165,000	165,000
0.44%, 9/12/10 (a)	73,000	72,969
0.50%, 7/27/11	54,000	54,000
Federal Home Loan Mortgage Corp.,
0.24%, 8/18/10 - 9/7/10 (b)	156,500	156,472
0.26%, 9/2/10 (b)	175,000	174,960
0.27%, 8/29/10 (a)	124,000	123,912
0.28%, 8/5/10 (a)	28,000	28,022
0.29%, 8/21/10 (a)	100,000	99,930
0.33%, 8/26/10 (a)	60,000	59,970
Federal National Mortgage Association,
0.21%, 8/9/10 (b)	30,000	29,999
0.25%, 8/11/10 (a)	75,000	74,961
0.25%, 9/20/10 - 12/29/10 (b)	202,000	201,846
0.26%, 10/12/10 (b)	75,000	74,961
0.43%, 7/11/11 (b)	50,000	49,799
0.44%, 7/11/11 (b)	31,500	31,373
4.25%, 8/15/10	130,000	130,201
Total U.S. Agency Securities (Cost $2,944,790)		2,944,790

U.S. Treasury Securities (1.8%)
U.S. Treasury Bill
0.32%, 8/26/10 (c)	100,000	99,978
U.S. Treasury Note
2.00%, 9/30/10	42,500	42,613
Total U.S. Treasury Securities (Cost $142,591)		142,591

Repurchase Agreements (61.3%)
Barclay Capital, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $355,499; fully collateralized by U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.75%, due 12/21/11, valued at $362,293)	355,495	355,495
BNP U.S. Finance Corp., (0.21%, dated 7/30/10, due 8/2/10, proceeds $250,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.45% - 8.00%, due 9/1/17 - 7/1/40; Federal National Mortgage Association, 1.94% - 6.11%, due 6/1/18 - 10/1/48; Government National Mortgage Association, 4.25% - 4.34%, due 4/15/44 - 7/15/45, valued at $257,500)	250,000	250,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Citigroup Global Markets, Inc., (0.22%, dated 7/30/10, due 8/2/10, proceeds $100,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.61% - 5.80%, due 12/1/32 -5/1/38; Federal National Mortgage Association, 2.15% - 6.14%, due 4/1/21 - 9/1/47; Government National Mortgage Association, 5.00%, due 10/20/38, valued at $103,000)	$100,000	$100,000
Credit Suisse First Boston, (0.23%, dated 7/30/10, due 8/2/10, proceeds $75,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 1.88% - 6.40%, due 9/1/15 - 1/1/40, valued at $76,974)	75,000	75,000
Credit Suisse First Boston, (0.23%, dated 7/30/10, due 8/2/10, proceeds $75,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.03% - 6.12%, due 1/1/21 - 7/1/40, valued at $77,001)	75,000	75,000
Deutsche Bank Securties, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $600,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 5.50%, due 1/1/38 - 2/1/39; Federal National Mortgage Association, 4.00% - 7.00%, due 9/1/23 - 11/1/38, valued at $617,933)	600,000	600,000
Goldman Sachs & Co., (0.21%, dated 7/30/10, due 8/2/10, proceeds $336,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 5.50% - 6,00%, due 12/15/32 - 12/15/40, valued at $344,500)	336,000	336,000
RBC Capital Markets Corp., (0.20%, dated 7/30/10, due 8/2/10, proceeds $100,002; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 1.63%, due 7/29/14, valued at $102,005)	100,000	100,000
RBC Capital Markets Corp., (0.21%, dated 7/30/10, due 8/2/10, proceeds $250,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 3.30%, due 7/27/20; Federal Home Loan Bank, 1.13% - 3.35%, due 4/13/12 - 7/14/17; Federal Home Loan Mortgage Corp., 3.25%, due 10/29/15; Federal National Mortgage Association, 2.35%, due 1/29/16, valued at $255,002)	250,000	250,000
RBS Securities, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $275,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 4.00% - 6.50%, due 9/1/11 - 8/1/40, and U.S. treasury securities as follows: U.S. Treasury Notes 1.00% - 3.50%, due 4/30/12 - 5/15/20, valued at $1,635,511)	1,600,000	1,600,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face Amount (000)	Value (000)
Societe Generale, N.A., Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $1,150,020; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.00% - 6.00%, due 8/1/18 -12/1/38; Federal National Mortgage Association, 3.36% - 6.50%, due 10/1/19 - 3/1/40; Government National Mortgage Association, 4.50% - 6.00%, due 11/15/34 - 5/15/40, valued at $1,184,500)	$1,150,000	$1,150,000
Total Repurchase Agreements (Cost $4,891,495)		4,891,495
Total Investments (100.0%) (Cost $7,978,876)		7,978,876
Other Assets in Excess of Liabilities (0.0%)		2,209
Net Assets (100.0%)		$7,981,085

(a)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2010.

(b)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)                                  Rates shown are the yield to maturity at July 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$2,944,790	$—	$2,944,790
U.S. Treasury Securities	—	142,591	—	142,591
Repurchase Agreements	—	4,891,495	—	4,891,495
Total Assets	—	7,978,876	—	7,978,876
Total	$—	$7,978,876	$—	$7,978,876

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)

U.S. Agency Securities (93.4%)
Federal Farm Credit Bank,
0.30%, 12/1/10	$4,000	$4,001
0.33%, 8/28/10 (a)	10,000	10,002
0.38%, 8/15/10 (a)	13,125	13,131
5.00%, 9/21/10	8,250	8,304
Federal Home Loan Bank,
0.06%, 8/2/10 (b)	97,155	97,155
0.09%, 8/3/10 (b)	40,000	40,000
0.17%, 8/6/10 (b)	6,300	6,300
0.18%, 8/4/10 - 8/13/10 (b)	60,250	60,249
0.19%, 8/4/10 (b)	10,000	10,000
0.20%, 8/11/10 - 8/25/10 (b)	27,485	27,482
0.22%, 8/2/10 - 9/1/10 (a)	14,000	13,990
0.26%, 8/26/10 (a)	15,000	15,000
0.26%, 1/13/11	6,000	5,999
0.27%, 8/18/10 (a)	20,000	19,998
0.27%, 10/29/10	8,500	8,499
0.27%, 1/5/11 (b)	5,000	4,994
0.28%, 11/8/10 - 11/17/10	29,000	28,999
0.29%, 8/19/10 - 8/26/10 (a)	32,000	31,995
0.40%, 1/4/11	5,000	5,002
0.42%, 2/1/11	7,000	7,003
0.43%, 10/27/10 (a)	10,000	10,000
0.44%, 9/12/10 (a)	22,000	21,988
0.45%, 10/28/10	3,000	3,002
0.50%, 7/27/11	5,000	5,000
0.95%, 2/3/11	7,500	7,525
1.25%, 8/24/10	2,000	2,001
3.38%, 8/13/10 - 10/20/10	30,000	30,060
4.75%, 8/13/10	10,000	10,014
5.13%, 9/10/10	2,900	2,916
Total U.S. Agency Securities (Cost $510,609)		510,609

U.S. Treasury Securities (6.4%)
U.S. Treasury Bills,
0.25%, 10/14/10 (c)	7,500	7,496
0.32%, 8/26/10 (c)	8,000	7,999
U.S. Treasury Note
2.00%, 9/30/10	19,250	19,304
Total U.S. Treasury Securities (Cost $34,799)		34,799
Total Investments (99.8%) (Cost $545,408)		545,408
Other Assets in Excess of Liabilities (0.2%)		1,013
Net Assets (100.0%)		$546,421

(a)                                      Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2010.

(b)                                      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)                                       Rates shown are the yield to maturity at July 31, 2010.

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Government Securities Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
U.S. Agency Securities	$—	$510,609	$—	$510,609
U.S. Treasury Securities	—	34,799	—	34,799
Total Assets	$—	$545,408	$—	$545,408
Total	$—	$545,408	$—	$545,408

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)

US. Treasury Securities (21.3%)
U.S. Treasury Bills,
0.20%, 1/13/11 - 1/27/11 (a)	$122,500	$122,384
0.21%, 12/30/10 (a)	49,000	48,957
0.22%, 11/4/10 (a)	73,250	73,207
0.24%, 10/28/10 (a)	34,000	33,980
0.25%, 10/14/10 (a)	100,000	99,950
0.26%, 2/10/11 (a)	23,750	23,718
U.S. Treasury Notes,
0.88%, 12/31/10 - 5/31/11	146,280	146,787
1.25%, 11/30/10	197,000	197,640
2.00%, 9/30/10	246,500	247,200
4.38%, 12/15/10	73,000	74,116
5.00%, 2/15/11	49,000	50,253
Total U.S. Treasury Securities (Cost $1,118,192)		1,118,192

Repurchase Agreements (78.6%)
Bank of America Securities LLC, (0.19%, dated 7/30/10, due 8/2/10, proceeds $430,004; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 2.38% - 4.75%, due 4/15/11 - 5/5/14, valued at $438,889)	430,000	430,000
Barclay Capital, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $604,642; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.38% - 4.63%, due 12/31/11- 2/15/12, valued at $616,919)	604,635	604,635
BNP U.S. Finance Corp., (0.20%, dated 7/30/10, due 8/2/10, proceeds $550,009 fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.50% - 8.75%, due 8/15/20 - 2/15/36, valued at 561,000)	550,000	550,000
Credit Suisse First Boston, (0.20%, dated 7/30/10, due 8/2/10, proceeds $100,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.50% -5.25%, due 2/15/29 - 5/15/38, valued at $102,005)	100,000	100,000
Credit Suisse First Boston, (0.20%, dated 7/30/10, due 8/2/10, proceeds $230,003; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 138%, due 2/15/13, valued at $234,604)	230,000	230,000
Deutsche Bank Securities, Inc., (0.19%, dated 7/30/10, due 8/2/10, proceeds $180,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury notes, 2.38% - 3.25%, due 2/28/15 - 3/31/17, valued at $183,921)	180,000	180,000
HSBC Bank USA, N.A., (0.19%, dated 7/30/10, due 8/2/10, proceeds $250,003; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.13%, due 8/15/19; U.S. Treasury Notes, 3.50% - 4.88%, due 7/31/11- 5/15/20, valued at $255,001)	250,000	250,000
JPMorgan Chase & Co., (0.19%, dated 7/30/10, due 8/2/10, proceeds $6,000; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.25%, due 1/31/15, valued at $6,120)	6,000	6,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
RBC Capital Markets Corp., (0.20%, dated 7/30/10, due 8/2/10, proceeds $200,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, Zero Coupon, due 9/16/10 - 6/30/11; U.S. Treasury Bond, 4.38%, due 11/15/39; U.S Treasury Notes, 0.88% - 4.63%, due 2/28/11 - 2/15/19, valued at $204,139)	$200,000	$200,000
RBS Securities, Inc., (0.21%, dated 7/30/10, due 8/2/10, proceeds $1,000,012; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% - 4.63%, due 9/30/10 - 11/15/18, valued at $1,020,002)	1,000,000	1,000,000
Societe Generale N.A., Inc., (0.19%, dated 7/30/10, due 8/2/10, proceeds $525,008; fully collateralized U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% - 1.38%, due 3/31/11 - 3/15/13, valued at $535,500)	525,000	525,000
Societe Generale N.A., Inc., (0.20%, dated 7/30/10, due 8/2/10, proceeds $50,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.38%, due 3/15/13, valued at $51,000)	50,000	50,000
Total Repurchase Agreements (Cost $4,125,635)		4,125,635
Total Investments (99.9%) (Cost $5,243,827)		5,243,827
Other Assets in Excess of Liabilities (0.1%)		2,995
Net Assets (100.0%)		$5,246,822

(a)           Rates shown are the yield to maturity at July 31, 2010.

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Treasury Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$1,118,192	$—	$1,118,192
Repurchase Agreements	—	4,125,635	—	4,125,635
Total Assets	—	5,243,827	—	5,243,827
Total	$—	$5,243,827	$—	$5,243,827

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)

U.S. Treasury Securities (99.8%)
US. Treasury Bills,
0.15%, 8/12/10 (a)	$5,480	$5,480
0.16%, 8/19/10 - 9/23/10 (a)	4,955	4,954
0.17%, 8/5/10 (a)	2,000	2,000
0.18%, 8/26/10 (a)	750	750
0.20%, 1/13/11 (a)	500	499
0.22%, 11/4/10 (a)	250	250
0.24%, 10/28/10 (a)	250	250
0.25%, 10/14/10 (a)	1,000	999
0.26%, 2/10/11 (a)	250	250
U.S. Treasury Notes,
0.88%, 12/31/10	720	722
1.25%, 11/30/10	500	502
2.00%, 9/30/10	750	752
2.38%, 8/31/10	2,500	2,507
4.38%, 12/15/10	490	497
Total Investments (99.8%) (Cost $20,412)		20,412
Other Assets in Excess of Liabilities (0.2%)		38
Net Assets (100.0%)		$20,450

(a)           Rates shown are the yield to maturity at July 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$20,412	$—	$20,412
Total Assets	—	20,412	—	20,412
Total	$—	$20,412	$—	$20,412

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (98.8%)
Commercial Paper (9.1%) (a)
Austin, TX, Combined Utility Systems, Series 2000 A
0.27%, 8/13/10	$12,000	$12,000
Baltimore County, MD, Consolidated Public Improvement, Series 2002 BANs
0.26%, 8/26/10	10,000	10,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System, Series 2009 C-1
033%, 10/5/10	28,000	28,000
0.36%, 10/20/10	8,000	8,000
Jacksonville, FL, Series A
0.34%, 8/9/10	14,000	14,000
King County, WA, Sewer, Series A
0.34%, 8/9/10	14,000	14,000
Lincoln NE, Electric System
0.27%, 9/10/10	9,000	9,000
Maryland State Health
0.28%, 8/26/10	8,000	8,000
Montgomery County, MD
0.32%, 8/17/10	10,000	10,000
Rochester, Minnesota Health Care Mayo Foundation
0.25%, 8/19/10	15,000	15,000
0.26%, 8/17/10	10,000	10,000
0.28%, 9/15/10	15,000	15,000
San Gabriel Valley Council of Governments, CA, Alameda Corridor East GANs
0.34%, 8/12/10	10,000	10,000
Texas Municipal Power Agency, Series 2005 A
0.28%, 8/5/10	10,000	10,000
0.30%, 8/16/10	10,000	10,000
		183,000
Daily Variable Rate Bonds (5.3%)
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen First, Series 2009
0.34%, 8/2/10	26,080	26,080
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health
0.25%, 8/2/10	1,100	1,100
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System, Series 2008 C-2
0.24%, 8/2/10	22,800	22,800
Monroe County Development Authority, GA, Georgia Power Co., Scherer Plant Second, Series 2009
0.34%, 8/2/10	27,600	27,600
University of Michigan, MI, Series A
0.22%, 8/2/10	28,500	28,500
		106,080

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (6.0%)
Bellefontaine City School District, OH, Series 2009 BANs,
1.00%, 12/15/10	$4,000	$4,007
Deerfield Township, OH, Series 2009 BANs
1.50%, 11/10/10	2,000	2,005
Elgin Local School District, OH, School Facilities Construction & Improvement, Series 2009
1.75%, 9/15/10	4,500	4,505
Georgia Municipal Gas Authority, Gas Portfolio III 2009,
2.00%, 5/17/11	5,500	5,558
Series H
2.00%, 11/18/10	7,800	7,829
Lock Haven, PA, Series 2009 B
1.50%, 12/22/10	1,000	1,003
Louisville & Jefferson County Metropolitan Sewer District, KY, Series A BANs
3.00%, 8/19/10	5,000	5,007
Marion, OH, Series 2009 B BANs
1.75%, 10/13/10	4,000	4,004
Michigan, Fiscal 2010, Series A
2.00%, 9/30/10	15,000	15,036
Michigan Municipal Bond Authority, State Aid, Series 2009 C-3,
2.50%, 8/20/10	4,500	4,504
Suffolk County, NY, TANs
2.00%, 8/12/10	14,000	14,007
Texas, Series 2009 TRANs
2.50%, 8/31/10	39,600	39,666
Union Township, OH, Series 2009 BANs
1.25%, 9/14/10	5,270	5,273
Wadsworth City School District, OH, Series 2009 Notes
2.25%, 9/22/10	2,500	2,506
Wisconsin Rural Water Construction Loan Program Commission, WI, Series 2009 BANs
1.50%, 11/15/10	6,000	6,013
		120,923
Put Option Bonds (3.1%)
Fairfax County Industrial Development Authority, VA, Inova Health
0.40%, 8/5/10	4,000	4,000
Massachusetts Bay Transportation Authority, MA
0.37%, 8/5/10	4,500	4,500
Michigan State Hospital Finance Authority, MI, Ascension Health
0.37%, 8/5/10	10,000	10,000
Monroe County Development Authority, GA, Georgia Power Co. Scherer Plant Second, Series 2008
0.80%, 1/7/11	4,000	4,000
New Mexico Municipal Energy Acquisition Authority, NM
0.30%, 8/5/10	20,000	20,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
New York Liberty Development Corp., NY, World Trade Center, Series 2009 A
0.50%, 1/18/11	$14,000	$14,000
Norfolk Economic Development Authority, VA, Sentara Healthcare
0.40%, 8/5/10	6,000	6,000
		62,500
Weekly Variable Rate Bonds (75.3%)
Alaska Housing Finance Corp., Home Mortgage, Series 2009 A
0.23%, 8/5/10	3,500	3,500
Arizona Health Facilities Authority, Banner Health, Series 2008 D ROCs II-R, Series 11687
0.38%, 8/5/10	1,600	1,600
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series 2008 A, Custody Receipts, Series 2008-1097
0.28%, 8/5/10	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts, Series 2008-1097
0.28%, 8/5/10	17,508	17,508
Austin Trust, NV, Clark County, Series 2008, Custody Receipts, Series 2008-1171
0.28%, 8/5/10	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts, Series 2007-1031
0.28%, 8/5/10	3,835	3,835
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System, Series 2008 A Floater-TRs, Series 21 W
0.29%, 8/5/10	5,000	5,000
Barclays Capital Municipal Trust Receipts, IL, Greater Chicago Metropolitan Water Reclamation District, Series 2007 C Floater-TRs, Series 27B, Series 2009
0.29%, 8/5/10	3,545	3,545
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System, Series 2009 B Floater-TRs, Series 44B
0.29%, 8/5/10 (b)(c)	17,855	17,855
Barclays Capital Municipal Trust Receipts, WA, Charlotte Water &Sewer System, Series 2009 B Floater-TRs, Series 44W
0.29%, 8/5/10 (b)(c)	4,970	4,970
King County Limited Tax, Series 2009 Floater-TRs, Series 2009 1W (AGC)
0.29%, 8/5/10 (b)(c)	1,000	1,000

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Series 2008 B Floater-TRs, Series 15W, Series 2009
0.29%, 8/5/10	$1,250	$1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District, Series 2008 A Floater Certificates, Series 9
0.28%, 8/5/10	10,000	10,000
BB&T Municipal Trust, FL, Tampa Bay Water, Series 2008 Floater Certificates, Series 36, Series 2008
0.27%, 8/5/10	15,670	15,670
Bucks County Industrial Development Authority, PA, Grand View Hospital,
Class A Series 2008 A,
0.22%, 8/5/10 (c)	1,900	1,900
Class B Series 2008 B,
0.24%, 8/5/10 (c)	2,705	2,705
Bucks County Industrial Development Authority, PA, Pennswood Village, Series 2007 A
0.30%, 8/5/10 (c)	6,300	6,300
Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center, Series 2009 B
0.25%, 8/5/10	5,300	5,300
Central Plains Energy Project, NE, Gas Project No. 2, Series 2009
0.30%, 8/5/10	36,900	36,900
Central Utah Water Conservancy District, UT,
Class A Series 2008 A,
0.32%, 8/4/10 (c)	16,795	16,795
Class B Series 2008 B,
0.32%, 8/4/10 (c)	23,925	23,925
Chicago Board of Education, IL, Series 2009 A-1
0.25%, 8/5/10	5,000	5,000
Colorado Health Facilities Authority, CO, Evangelical Lutheran Good Samaritan Society, Series 2008
0.25%, 8/5/10	1,600	1,600
Colorado Springs, CO, Utilities System Sub Lien,
Class A Series 2005 A,	13,300	13,300
0.24%, 8/5/10 (c)
Class C Series 2009 C,
0.24%, 8/5/10 (c)	12,000	12,000
Cook County, IL, Series 2002 B
0.28%, 8/4/10	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R, Series 11541
0.28%, 8/5/10	3,500	3,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A,
0.26%, 8/5/10	7,600	7,600
Fairfax County Industrial Development Authority, VA, Inova Healh System Foundation,
Series 1988 A,
0.26%, 8/4/10 (c)	6,900	6,900

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Series 1988 B,
0.26%, 8/4/10 (c)	$2,700	$2,700
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R, Series 12017
0.28%, 8/5/10	7,800	7,800
Franklin County Health & Educational Facilities Board, TN, University of the South, Series 1998 B
0.32%, 8/5/10	1,430	1,430
Gainesville, FL, Utilities System 2007, Series A,
0.24%, 8/4/10 (c)	21,080	21,080
Gainesville, FL, Utilities System 2008, Series B,
0.23%, 8/4/10 (c)	24,500	24,500
Guilford County, NC, Series 2007 B
0.25%, 8/5/10	3,670	3,670
Harris County Hospital District, TX, Senior Lien, Series 2007 ROC’s II-R, Series 12075 (BHAC)
0.29%, 8/5/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank Inc., Series 1998
0.28%, 8/4/10	17,400	17,400
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligation Group,
Class G Series 2005 G,
0.26%, 8/5/10 (c)	16,425	16,425
Class I Series 2005 I,
0.23%, 8/5/10 (c)	20,000	20,000
Series 2004 B
0.23%, 8/5/10 (c)	8,000	8,000
Series 2006 C ROCs II-R, Series 11564 (BHAC),
0.29%, 8/5/10 (c)	4,900	4,900
Series 2007 D,
0.25%, 8/5/10 (c)	40,050	40,050
Houston, TX, Combined Utitlity System First Lein, Series 2004 B
0.26%, 8/5/10	20,000	20,000
Illinois Finance Authority, IL, Advocate Health Care Network, Series 2008, Sub Series C-2B
0.24%, 8/4/10	16,025	16,025
Indiana Development Finance Authority, IN, Culver Educational Foundation (The), Series 1997 GO OF CORP
0.27%, 8/5/10	13,300	13,300
Indiana Finance Authority, IN, Sisters of St. Francis Health Services, Inc., Series 2008 I,
0.22%, 8/4/10 (c)	1,000	1,000
King County, WA, Limited Tax Sewer, Series 2010 A
0.22%, 8/4/10	14,165	14,165

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Indiana Finance Authority, IN, Trinity Health,
Series 2008 D-1,
0.20%, 8/5/10 (c)	$26,745	$26,745
Series 2008 D-2,
0.20%, 8/5/10 (c)	21,570	21,570
Iowa Finance Authority, IA, CHF - Des Moines LLC, Series 2007 A,
0.30%, 8/5/10	2,035	2,035
Iowa Higher Education Loan Authority, IA, Grinnell College, Series 2008
0.27%, 8/5/10	7,000	7,000
JP Morgan Chase Putters/Drivers Trust, IL, Illinois Finance Authority Advocate Health Care, Series 2010 A, B, C PUTTERs, Series 3628
0.28%, 8/5/10	16,005	16,005
JP Morgan Chase Putters/Drivers Trust, NH, New Hampshire Health & Higher Education Facilities Authority, LRG Healthcare, Series 2009 PUTTERs, Series 3648
0.28%, 8/5/10	3,000	3,000
JP Morgan Chase Putters/Drivers Trust, NY, New York City Municipal Water Finance Authority, Series 2009 EE PUTTERs, Series 3587
0.28%, 8/5/10	3,830	3,830
JP Morgan Chase Putters/Drivers Trust, VA, Fairfax County Industrial Development Authority, Inova Health System Foundation, Series 2009 A PUTTERs, Series 3590
0.28%, 8/5/10	2,500	2,500
Maryland Economic Development Corp., MD, Howard Hughes Medical Institute, Series 2008 A
0.20%, 8/4/10	17,500	17,500
Maryland Health & Higher Educational Facilities Authority, MD, Catholic Health Initiatives, Series 1997 B,
0.28%, 8/4/10 (c)	1,200	1,200
Maryland Health & Higher Educational Facilities Authority, MD, University of Maryland Medical System, Series 2008 C,
0.24%, 8/6/10 (c)	5,000	5,000
Massachusetts Bay Transportation Authority, MA, Senior Sales Tax, Class A Series 2005 B Eagle #720050087, Class A (AGM)
0.28%, 8/5/10	9,900	9,900
Massachusetts Development Finance Agency, MA, Cushing Academy, Series 2004
0.27%, 8/5/10	1,900	1,900
Massachusetts Health & Educational Facilities Authority, MA, Series Harvard University,
Class D Series Partners Health Care System, Inc., 2003, Series D-2,
0.23%, 8/5/10 (c)	15,000	15,000
Series 2005 C ROCs II-R, Series 10390,
0.28%, 8/5/10 (b)(c)	6,090	6,090
Massachusetts Water Resources Authority, MA, General, Series 2008 F
0.20%, 8/5/10	26,255	26,255
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC)
0.29%, 8/5/10	12,870	12,870

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Michigan Higher Education Facilities Authority, MI, Calvin College,
Series 2007 B
0.24%, 8/6/10	$6,500	$6,500
Michigan State Hospital Finance Authority, MI, Ascension Health Senior Credit Group, Series 2010 F-2
0.23%, 8/4/10	15,000	15,000
Michigan State University, MI, Series 2003 A
0.25%, 8/4/10	18,985	18,985
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth, Series 2005
0.28%, 8/5/10	2,000	2,000
Missouri State Health & Educational Facilities Authority, MO, BJC Health System,
Class B Series 2008 B,
0.24%, 8/5/10 (c)	17,100	17,100
Class D Series 2008 D,
0.23%, 8/5/10 (c)	31,000	31,000
Class E Series 2008 E,
0.25%, 8/5/10 (c)	7,300	7,300
Missouri State Health & Educational Facilities Authority, MO, Sisters of Mercy Health System,
Class D Series 2008 D,
0.24%, 8/5/10 (c)	20,000	20,000
Class E Series 2008 E,
0.24%, 8/5/10 (c)	20,000	20,000
Murray, UT, IHC Health Services, Inc., Series 2003 B
0.23%, 8/5/10	37,100	37,100
New Castle County, DE, University Courtyard Apartments, Series 2005
0.28%, 8/5/10	8,860	8,860
New Mexico Finance Authority, NM, Sub Lien, Series 2008, Sub Series B-2
0.31%, 8/5/10	30,000	30,000
New Mexico Hospital Equipment Loan Council, NM, Presbyterian Healthcare Services, Series 2008
0.23%, 8/5/10	15,545	15,545
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010, Series CC
0.25%, 8/5/10	27,500	27,500
North Carolina Capital Facilities Finance Agency, NC,
Baron College, Series 2004
0.26%, 8/5/10 (c)	3,700	3,700
High Point University, Series 2007
0.26%, 8/5/10 (c)	3,000	3,000
North Carolina Medical Care Commission, NC,
0.23%, 8/4/10 (c)	8,600	8,600
0.27%, 8/5/10 (c)	11,345	11,345
Series 2004 A
0.28%, 8/4/10 (c)	20,000	20,000
Series 2008 B
0.25%, 8/4/10 (c)	31,155	31,155

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
North Carolina, Series 2002 E
0.23%, 8/4/10	$5,880	$5,880
Ohio, Common Schools, Series 2006 B
0.23%, 8/4/10	19,930	19,930
Orange County Health Facilities Authority, FL, Orlando Regional Healthcare System, Series 2008 E
0.27%, 8/4/10	1,500	1,500
Oregon State Facilities Authority, OR, Lewis & Clark College,
Series 2008 A,
0.30%, 8/5/10 (c)	15,180	15,180
Oregon State Facilities Authority, OR, PeaceHealth,
Series 2008 A,
0.20%, 8/5/10 (c)	20,000	20,000
Series 2008 C,
0.20%, 8/5/10 (c)	22,000	22,000
Series 2008 D,
0.22%, 8/5/10 (c)	33,200	33,200
Orlando-Orange County Expressway Authority, FL, Class A Series 2007 A, Eagle #20070107,
Class A (BHAC),
0.29%, 8/5/10 (c)	15,000	15,000
Series 2008 B-3,
0.20%, 8/5/10 (c)	26,400	26,400
Series 2008 B-4,
0.20%, 8/5/10 (c)	35,220	35,220
Pinellas County Health Facilities Authority, FL, Baycare Health System,
Series 2009 A-2
0.27%, 8/5/10	3,750	3,750
Puttable Floating Option Tax-Exempt Receipts, WA, Washington Series 2010 B, P-FLOATs PT-4658, Series 2009
0.28%, 8/5/10	6,065	6,065
Reno, NV, Renown Regional Medical Center,
Class B Series 2008,
0.24%, 8/4/10 (c)	9,900	9,900
Series 2009 B,
0.24%, 8/4/10 (c)	3,165	3,165
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A
0.26%, 8/6/10	9,000	9,000
RBC Municipal Products Inc., Trust, TX, Houston Combined Utility System First Lien, Series 2010 B Floater Certificates, Series E 14
0.28%, 8/5/10	7,000	7,000
RBC Municipal Products Inc., Trust, PA, Allengheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2007 B-2 Floater Certificates, Series E-16,
0.28%, 8/5/10 (b)(c)	4,500	4,500
RBC Municipal Products Inc., Trust, PA, Berks County Municipal Authority Reading Hospital & Medical Center, Series 2009 A-1 & A-2 Floater Certificates, Series E-15,
0.29%, 8/5/10 (b)(c)	20,000	20,000
Series 2008 Floater Certificates, Series C-13,
0.28%, 8/5/10 (b)(c)	5,400	5,400

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Sevier County Public Building Authority, TN, Local Government Public Improvement Series 6 A-1
0.26%, 8/5/10	$19,800	$19,800
Shelby County Health Educational & Housing Facilities Board, TN,
Trezevant Manor, Series 2007 A
0.28%, 8/5/10	2,000	2,000
South Carolina Jobs-Economic Development Authority, SC, An Med Health,
Class A Series 2009 A,
0.22%, 8/4/10 (c)	1,000	1,000
Class C Series 2009 C,
0.22%, 8/4/10 (c)	2,000	2,000
South Carolina Jobs-Economic Development Authority, SC, Goodwill Industries, Series 2006,
0.26%, 8/5/10 (c)	2,200	2,200
South Carolina Transportation Infrastructure Bank, SC, Series 2003 B-2
0.25%, 8/4/10	21,590	21,590
Southcentral General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R, Series 11686
0.29%, 8/5/10	1,000	1,000
Tarrant County Cultural Education Facilities Finance Corp., TX, Scott White Memorial Hospital, Series 2008
0.24%, 8/5/10	20,000	20,000
Triborough Bridge & Tunnel Authority, NY, Series 2005 B-4
0.30%, 8/5/10	9,215	9,215
Utah Water Finance Agency, UT,
Class B Series 2008 B,
0.28%, 8/4/10 (c)	10,000	10,000
Series 2008 B-2,
0.28%, 8/4/10 (c)	14,900	14,900
Series 2008 B-4,
0.28%, 8/4/10 (c)	25,330	25,330
Washington Health Care Facilities Authority, WA, Swedish Health Care Services, Series 2006
0.29%, 8/4/10	4,500	4,500
Washington Higher Education Facilities Authority, WA, Class A Series University of Puget Sound,
Series 2006 A,
0.30%, 8/5/10 (c)	7,455	7,455
Series Whitman College, Series 2008,
0.29%, 8/5/10 (c)	30,255	30,255
Williamstown, KY, Kentucky League of Cities Funding Trust 2008,
Series A,
0.26%, 8/6/10	7,795	7,795
		1,513,253
Total Investments (98.8%) (Cost $1,985,756)		1,985,756
Other Assets in Excess of Liabilities (1.2%)		23,577
Net Assets (100.0%)		$2,009,333

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2010.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
GANs	Grant Anticipation Notes
P-Floats	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts
ROCs	Reset Option Certificates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Florida	$267,165	13.3%
Texas	223,276	11.1
Utah	128,050	6.4
North Carolina	123,813	6.2
Illinois	102,475	5.1
Missouri	100,700	5.0
Michigan	98,525	4.9
Oregon	90,380	4.5
Washington	82,410	4.1
Georgia	71,067	3.5
New York	68,552	3.4
New Mexico	65,545	3.3
Massachusetts	63,645	3.2
Indiana	62,615	3.1
Maryland	51,700	2.6
Pennsylvania	50,408	2.5
Nebraska	45,900	2.3
Ohio	42,230	2.1
Minnesota	40,000	2.0
Colorado	26,900	1.3
South Carolina	26,790	1.3
Tennessee	23,230	1.2
Nevada	22,835	1.1
Virginia	22,100	1.1
Kentucky	21,802	1.1
Arizona	19,985	1.0
California	10,000	0.5
Wisconsin	9,263	0.5
Iowa	9,035	0.4
Delaware	8,860	0.4
Alaska	3,500	0.2
New Hampshire	3,000	0.1
	$1,985,756	98.8%

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$183,000	$—	$183,000
Daily Variable Rate Bonds	—	106,080	—	106,080
Municipal Bonds & Notes	—	120,923	—	120,923
Put Option Bonds	—	62,500	—	62,500
Weekly Variable Rate Bonds	—	1,513,253	—	1,513,253
Total Tax-Exempt Instruments	—	1,985,756	—	1,985,756
Total Assets	—	1,985,756	—	1,985,756
Total	$—	$1,985,756	$—	$1,985,756

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities owned by the Portfolios are state at amortized cost which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Liquidity Funds
By:	/s/Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/Francis Smith
Name:	Francis Smith
Title:	Principal Financial Officer
Date:	September 21, 2010